Fair Value of Financial Instruments and Interest Rate Risk - Schedule of Other Available-for-Sale (Detail) - Available-for-sale securities - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	$ 1,958	$ 2,243	$ 2,029	$ 2,243	$ 2,243	$ 3,852
Principal paydown	0	0	(71)	0	(214)	(1,609)
Ending Balance	$ 1,958	$ 2,243	$ 1,958	$ 2,243	$ 2,029	$ 2,243